Note 4 - Business Combinations (Details) - Fair Value of Assets Acquired and Liabilities Assumed (Salt Water Disposal Facility [Member], USD $) In Thousands, unless otherwise specified	Dec. 01, 2014
Salt Water Disposal Facility [Member]
Note 4 - Business Combinations (Details) - Fair Value of Assets Acquired and Liabilities Assumed [Line Items]
Current assets	$ 50
Property and equipment	1,837
Intangible assets - contracts	241
Total value of assets acquired	2,128
Current liabilities assumed	386
Asset retirement obligation	1
Net assets acquired	$ 1,741